UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
January 31, 2011 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (60.26%)
COMMON STOCKS (56.31%)
Agricultural Chemicals (1.49%)
Agrium, Inc.	22,300	$1,971,097
CF Industries Holdings, Inc.	12,700	1,715,008
The Mosaic Co.	18,500	1,499,240

		5,185,345

Applications Software (1.26%)
Check Point Software Technologies, Ltd.[1]	97,800	4,356,990
Red Hat, Inc.[1]	100	4,132

		4,361,122

Automotive - CarsLight Trucks (2.44%)
Ford Motor Co.[1]	421,500	6,722,925
General Motors Co.[1]	47,900	1,747,871

		8,470,796

Automotive/Truck Parts & Equipment (2.09%)
ArvinMeritor, Inc.[1]	161,200	3,523,832
Lear Corp.[1]	31,600	3,337,908
Tenneco, Inc.[1]	9,500	392,635
WABCO Holdings, Inc.[1]	100	5,840

		7,260,215

Beverages-Non-Alcoholic (0.76%)
The Coca-Cola Co.	42,200	2,652,270

Broadcast Services/Programming (0.63%)
Discovery Communications, Inc. - Class A1	55,700	2,172,300

Building - Heavy Construction (0.23%)
Chicago Bridge & Iron Co. NV1	24,300	799,227

Building - Residential/Commercial (0.00%)†
Lennar Corp. - Class A	100	1,936

Cellular Telecommunication (1.65%)
Vodafone Group PLC ADR	202,000	5,728,720

Chemicals-Diversified (0.35%)
E.I. du Pont de Nemours & Co.	23,900	1,211,252

Commercial Banks - Southern U.S. (0.75%)
Popular, Inc.[1]	814,500	2,614,545

Commercial Service/Financial (1.43%)
Automatic Data Processing, Inc.	7,800	373,620
Paychex, Inc.	143,800	4,601,600

		4,975,220

Computers (0.22%)
Apple, Inc.[1]	2,200	746,504

Computers - Memory Devices (0.74%)
EMC Corp.[1]	59,600	1,483,444
NetApp, Inc.[1]	19,800	1,083,654

		2,567,098

Diversified Banking Institution (2.13%)
Citigroup, Inc.[1]	905,300	4,363,546
JPMorgan Chase & Co.	68,000	3,055,920

		7,419,466

Diversified Financial Services (1.27%)
CIT Group, Inc.[1]	92,900	4,430,401

Diversified Manufacturing Operations (0.49%)
Eaton Corp.	15,700	1,694,972

Electric - Integrated (3.71%)
CMS Energy Corp.	413,300	8,059,350
OGE Energy Corp.	105,100	4,823,039

		12,882,389

Electric - Transmission (2.30%)
National Grid PLC ADR	177,100	7,976,584

Electronic Components - Semiconductors (0.92%)
ARM Holdings PLC ADR	72,200	1,807,888
Broadcom Corp. - Class A	100	4,509
Skyworks Solutions, Inc.[1]	43,800	1,391,526

		3,203,923

Engines - Internal Combustion (0.33%)
Cummins, Inc.	10,900	1,154,092

Finance - Investment Banker/Broker (0.58%)
MF Global Holdings, Ltd.[1]	241,900	2,002,932

Gas - Distribution (2.29%)
Sempra Energy	153,000	7,966,710

Gold Mining (1.27%)
Agnico-Eagle Mines, Ltd.	10,400	711,776
Barrick Gold Corp.	9,800	465,598
Eldorado Gold Corp.	87,700	1,413,724
Goldcorp, Inc.	45,500	1,829,555

		4,420,653

Hazardous Waste Disposal (0.75%)
Clean Harbors, Inc.[1]	28,900	2,602,156

Human Resources (1.22%)
Manpower, Inc.	22,200	1,433,454
Robert Half International, Inc.	89,800	2,816,128

		4,249,582

Industrial Gases (1.30%)
Airgas, Inc.	72,300	4,531,041

Internet Infrastructure Software (1.34%)
Akamai Technologies, Inc.[1]	75,600	3,652,992
F5 Networks, Inc.[1]	9,400	1,018,772

		4,671,764

Lasers - Systems/Components (0.25%)
Cymer, Inc.[1]	17,900	869,761

Machinery - General Industrial (0.32%)
The Babcock & Wilcox Co.[1]	38,100	1,114,425

Medical - Biomedical/Genetics (2.13%)
Vertex Pharmaceuticals, Inc.[1]	190,100	7,392,989

Medical - HMO (1.01%)
Aetna, Inc.	52,800	1,739,232
UnitedHealth Group, Inc.	43,300	1,777,465

		3,516,697

Medical Products (0.83%)
CareFusion Corp.[1]	112,000	2,881,760

Oil Companies - Exploration & Production (3.50%)
Devon Energy Corp.	8,800	780,472
QEP Resources, Inc.	29,000	1,178,560
Southwestern Energy Co.[1]	107,100	4,230,450
Ultra Petroleum Corp.[1]	125,100	5,971,023

		12,160,505

Oil & Gas Drilling (0.45%)
Ensco PLC ADR	28,800	1,564,992

Physical Therapy/Rehab Centers (0.20%)
Healthsouth Corp.[1]	30,700	694,434

Real Estate Operation/Development (0.48%)
The St. Joe Co.[1]	60,300	1,652,823

Reinsurance (1.11%)
Greenlight Capital Re, Ltd. - Class A1	136,800	3,867,336

Retail - Apparel/Shoe (0.09%)
Limited Brands, Inc.	11,100	324,564

Retail - Auto Parts (1.54%)
Advance Auto Parts, Inc.	65,700	4,200,858
PEP Boys-Manny Moe & Jack	83,500	1,163,990

		5,364,848

Retail - Building Products (2.07%)
Home Depot, Inc.	75,300	2,768,781
Lowe’s Cos., Inc.	178,100	4,416,880

		7,185,661

Retail - Drug Store (0.76%)
Walgreen Co.	65,000	2,628,600

Retail - Gardening Products (0.23%)
Tractor Supply Co.	15,600	800,436

Retail - Home Furnishings (0.45%)
Pier 1 Imports, Inc.[1]	167,600	1,570,412

Retail - Mail Order (0.51%)
Williams-Sonoma, Inc.	54,800	1,764,560

Savings and Loans/Thrifts - Eastern (0.00%)†
Northwest Bancshares, Inc.	100	1,171

Semiconductor Components/Integrated Circuits (1.37%)
Atmel Corp.[1]	181,700	2,460,218
Cypress Semiconductor Corp.[1]	106,000	2,294,900

		4,755,118

Semiconductor Equipment (0.20%)
ASML Holding NV	16,700	701,567

Super-Regional Banks - US (0.49%)
U.S. Bancorp	63,200	1,706,400

Telecom Equipment Fiber Optics (0.00%)†
Finisar Corp.[1]	100	3,330

Telecom Services (0.23%)
BCE, Inc.	21,900	795,627

Telephone - Integrated (0.82%)
Verizon Communications, Inc.	80,100	2,853,162

Tools - Hand Held (0.69%)
Stanley Black & Decker, Inc.	33,100	2,405,708

Transportation - Rail (0.20%)
Union Pacific Corp.	7,500	709,725

Wireless Equipment (2.44%)
American Tower Corp. - Class A1	46,300	2,354,818
QUALCOMM, Inc.	67,600	3,659,188
SBA Communications Corp. - Class A1	60,200	2,456,160

		8,470,166

TOTAL COMMON STOCKS (Cost $182,240,374)		195,709,992

EXCHANGE TRADED FUNDS (1.03%)
iShares MSCI Japan Index Fund	100	1,093
SPDR Gold Shares[1]	27,600	3,584,412

		3,585,505

TOTAL EXCHANGE TRADED FUNDS (Cost $3,537,129)		3,585,505

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (2.92%)
PURCHASED CALL OPTIONS (1.27%)
ArvinMeritor, Inc.	February, 2011	$17.50	725	311,750
Best Buy Co, Inc.	March, 2011	37.00	1,400	42,000
Comstock Resources	March, 2011	25.00	1,689	557,370
Ford Motor Co.	March, 2011	16.00	9,400	752,000
Home Depot, Inc.	May, 2011	31.00	1,195	717,000
National Grid PLC	June, 2011	45.00	2,990	568,100
Sempra Energy	April, 2011	50.00	3,870	1,238,400
Vertex Pharmaceuticals, Inc.	July, 2011	35.00	324	213,840

TOTAL PURCHASED CALL OPTIONS (Cost $4,041,821)				4,400,460

PURCHASED PUT OPTIONS (1.65%)
Alliance Data Systems Corp.	March, 2011	65.00	426	46,860
Corinthian Colleges, Inc.	March, 2011	6.00	2,910	291,000
iShares FTSE Xinhua China Index Fund	February, 2011	45.00	5,220	1,383,300
iShares MSCI Brazil Index Fund	June, 2011	76.00	1,330	884,450
iShares MSCI Emerging Markets Index Fund	February, 2011	48.00	4,385	1,052,400
iShares MSCI Emerging Markets Index Fund	April, 2011	47.00	1,215	324,405
PowerShares QQQ NASDAQ 100 Index Fund	March, 2011	57.00	3,235	640,530
Schweitzer Mauduit International, Inc.	March, 2011	50.00	1,400	126,000
SPDR S&P 500 ETF Trust	March, 2011	128.00	2,125	612,000
Strayer Education, Inc.	April, 2011	135.00	190	372,400

TOTAL PURCHASED PUT OPTIONS
(Cost $6,541,126)				5,733,345

TOTAL PURCHASED OPTIONS
(Cost $10,582,947)				10,133,805
TOTAL LONG INVESTMENTS
(Cost $196,360,450)				209,429,302

		7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (36.99%)
MONEY MARKET FUNDS[2]
JPMorgan U.S. Treasury Plus Money Market Fund		0.00% [3]	128,557,799	128,557,799

TOTAL SHORT TERM INVESTMENTS
(Cost $128,557,799)				128,557,799

TOTAL INVESTMENTS - (97.25%)
(Cost $324,918,249)				$337,987,101

Assets in Excess of Other Liabilities (2.75%)				9,566,169

NET ASSETS (100.00%)				$347,553,270

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value (Note 1)
COMMON STOCKS (-19.28%)
Airlines (-0.60%)
Delta Air Lines, Inc.			(180,100)	$(2,101,767)

Commercial Banks - Central U.S. (-0.00%)†
TCF Financial Corp.			(100)	(1,494)

Commercial Banks Non - U.S. (-3.37%)
Banco Bilbao Vizcaya Argentaria SA ADR			(270,600)	(3,320,262)
Banco Santander SA ADR			(273,600)	(3,348,864)
ICICI Bank, Ltd., ADR			(116,500)	(5,049,110)

				(11,718,236)

Commercial Service/Financial (-0.54%)
Moody’s Corp.			(64,300)	(1,888,491)

Commercial Services (-0.57%)
Alliance Data Systems Corp.	(28,000)	(1,980,720)

Computers (-0.54%)
Research In Motion, Ltd.	(31,900)	(1,885,609)

Educational Software (-0.32%)
Blackboard, Inc.	(28,500)	(1,107,510)

Electronic Measuring Instruments (-0.61%)
Itron, Inc.	(36,500)	(2,117,730)

Electronics - Military (-0.25%)
L-3 Communications Holdings, Inc.	(11,200)	(876,400)

Food - Retail (-2.33%)
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	(44,200)	(1,686,672)
Safeway, Inc.	(167,100)	(3,457,299)
SUPERVALU, Inc.	(403,000)	(2,937,870)

		(8,081,841)

Footwear (Non-Athletic) & Related Apparel (-1.13%)
Skechers U.S.A., Inc. - Class A	(191,400)	(3,937,098)

Medical - Outpatient/Home Medical Care (-1.20%)
Amedisys, Inc.	(122,500)	(4,176,025)

Paper & Related Products (-0.46%)
Schweitzer-Mauduit International, Inc.	(26,400)	(1,582,944)

Real Estate Management/Services (-0.42%)
E-House China Holdings, Ltd., ADR	(101,800)	(1,459,812)

Real Estate Operation/Development (-0.48%)
The St. Joe Co.	(60,300)	(1,652,823)

Retail - Major Department Store (-1.06%)
Sears Holdings Corp.	(49,000)	(3,693,130)

Schools (-4.39%)
Apollo Group, Inc. - Class A	(50,700)	(2,092,389)
Career Education Corp.	(54,100)	(1,214,004)
Corinthian Colleges, Inc.	(400,500)	(2,114,640)
ITT Educational Services, Inc.	(51,200)	(3,371,008)
Strayer Education, Inc.	(23,600)	(2,832,000)
The Washington Post Co. - Class B	(8,500)	(3,640,975)

		(15,265,016)

Steel-Producers (-1.01%)
AK Steel Holding Corp.	(220,400)	(3,504,360)

EXCHANGE TRADED FUNDS (-12.88%)
Asian Pacific Ex Japan (-2.14%)
iShares MSCI Pacific ex-Japan Index Fund	(160,500)	(7,434,360)

Country Fund - Brazil (-1.06%)
iShares MSCI Brazil Index Fund	(50,200)	(3,674,640)

Country Fund - China (-0.50%)
iShares FTSE China 25 Index Fund	(41,200)	(1,753,060)

Country Fund - Hong Kong (-1.11%)
iShares MSCI Hong Kong Index Fund	(201,000)	(3,857,190)

Country Fund - India (-1.53%)
WisdomTree India Earnings Fund	(229,200)	(5,310,564)

Country Fund - Indonesia (-0.22%)
iShares MSCI Indonesia Index Fund	(30,100)	(780,493)

Country Fund - Korea (-0.49%)
iShares MSCI South Korea Index Fund	(27,800)	(1,706,920)

Country Fund - Singapore (-0.40%)
iShares MSCI Singapore Index Fund	(100,500)	(1,380,870)

Country Fund - Spain (-1.01%)
iShares MSCI Spain Index Fund	(84,100)	(3,521,267)

Country Fund - Thailand (-0.19%)
iShares MSCI Thailand Index Fund	(11,400)	(668,040)

Country Fund - Turkey (-0.20%)
iShares MSCI Turkey Index Fund	(11,300)	(677,887)

Emerging Market - Equity (-1.38%)
iShares MSCI Emerging Markets Index Fund	(85,600)	(3,921,336)
SPDR S&P Emerging Small Cap ETF Trust	(16,200)	(868,482)

		(4,789,818)

U.S. Treasury Bond Fund (-2.65%)
iShares Barclays 1-3 Year Treasury Bond Fund	(45,800)	(3,851,322)
iShares Barclays 7-10 Year Treasury Bond Fund	(41,200)	(3,864,560)
iShares Barclays 20 + Year Treasury Bond Fund	(16,300)	(1,486,886)

		(9,202,768)

TOTAL SECURITIES SOLD SHORT
(Proceeds $116,867,934)		$(111,788,883)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law.

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to quarterly schedule of investments.

Notes to Quarterly Statement of Investments

January 31, 2011 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the S&P 500 Total Return index.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), and follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$195,709,992	$-	$-	$195,709,992
Exchange Traded Funds	3,585,505			3,585,505
Purchased Call Options	4,400,460	-	-	4,400,460
Purchased Put Options	5,733,345	-	-	5,733,345
Money Market Fund	128,557,799	-	-	128,557,799
Total	$337,987,101	$-	$-	$337,987,101

Other Financial Instruments*
Common Stocks Sold Short	(67,031,006)	-	-	(67,031,006)
Exchange Traded Funds Sold Short	(44,757,877)	-	-	(44,757,877)
Total	$(111,788,883)	$-	$-	$(111,788,883)

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended January 31, 2011. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Fund.

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Derivatives

The Fund follows the provisions of FASB ASC 815, “Disclosures about Derivative Instruments and Hedging Activities.” ASC 815 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. There is no impact on the Fund’s Quarterly Statement of Investments, in accordance with ASC 815, for the nine months ended January 31, 2011.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded as earned. Realized gains and losses from investment transactions are determined using the specific identification method.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2011, the Fund had approximately 32% of its total net assets in short positions.

For the nine months ended January 31, 2011, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $452,329,541 and $508,733,467, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2011, based on cost of $323,414,414 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $18,280,560 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,707,873, resulting in net unrealized appreciation of $14,572,687.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive
Officer

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive
Officer

Date:	March 31, 2011

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	March 31, 2011